United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Six months ended 04/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	13.0%
Health Care	9.2%
Energy	8.6%
Media-Non-Cable	6.8%
Food & Beverage	6.6%
Automotive	5.4%
Packaging	4.8%
Financial Institutions	4.6%
Retailers	4.3%
Wireless Communications	3.8%
Industrial-Other	3.5%
Utility-Natural-Gas	3.5%
Other[3]	23.0%
Exchange-Traded Funds	0.9%
Cash Equivalents[4]	1.2%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—84.6%
		Aerospace/Defense—0.7%
$1,150,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$862,500
5,975,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	6,393,250
4,300,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	4,783,750
4,475,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	4,799,438
		TOTAL	16,838,938
		Automotive—4.7%
6,525,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	6,557,690
800,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	870,008
4,125,000	[1,2]	Affinia Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 5/1/2021	4,264,219
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,619,000
1,950,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,064,563
7,075,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	7,596,781
4,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	4,590,000
3,175,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,659,187
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,775,650
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	768,250
7,275,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,937,906
2,200,000		Ford Motor Credit Co., 2.75%, 5/15/2015	2,255,488
1,300,000		Ford Motor Credit Co., 5.875%, 8/2/2021	1,519,645
1,625,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	1,691,580
4,175,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	4,712,531
7,400,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,427,750
2,925,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	3,071,250
6,150,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	7,072,500
7,550,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	7,606,625
4,975,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	5,149,125
4,675,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	4,756,812
5,275,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	6,020,094
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Automotive—continued
$5,050,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	$5,788,562
2,075,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,248,781
1,375,000	[1,2]	TRW Automotive, Inc., Series 144A, 4.50%, 3/1/2021	1,426,563
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	831,563
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,048,563
3,205,000		Tomkins LLC/Tomkins Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	3,577,581
1,039,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	1,110,442
11,500,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,146,875
		TOTAL	119,165,584
		Building Materials—2.9%
850,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	885,063
3,000,000		Anixter International, Inc., 5.625%, 5/1/2019	3,217,500
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,803,750
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	582,750
550,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	578,875
2,700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,929,500
6,650,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	7,423,062
5,300,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	5,962,500
6,500,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	6,816,875
5,500,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	6,160,000
1,225,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,382,719
5,125,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	5,752,812
1,875,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	2,078,906
5,175,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	5,692,500
4,475,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	4,693,156
7,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,803,000
3,500,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	3,710,000
4,375,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	5,085,938
		TOTAL	72,558,906
		Chemicals—2.4%
1,375,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	1,421,406
1,800,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	1,885,500
2,450,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	2,572,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Chemicals—continued
$4,575,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	$4,735,125
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	764,750
9,900,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	10,605,375
800,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	839,000
1,300,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	1,369,875
10,575,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	11,262,375
2,575,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,690,875
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	1,010,625
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	710,938
1,575,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,748,250
2,775,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,948,437
6,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,811,875
1,873,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,041,570
2,575,000	[1,2]	Rentech Nitrogen Partners LP, Sr. Secd. 2nd Priority Note, 6.50%, 4/15/2021	2,649,031
4,000,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	4,235,000
		TOTAL	60,302,507
		Construction Machinery—0.4%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,374,000
775,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	900,938
975,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	1,067,625
750,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	853,125
750,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	864,375
2,925,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,319,875
750,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	811,875
		TOTAL	9,191,813
		Consumer Products—2.8%
10,350,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	11,113,312
1,925,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	2,074,188
6,850,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	7,457,938
2,575,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	2,948,375
8,350,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	9,195,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	$2,991,406
2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	2,820,563
8,325,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	8,668,406
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,433,688
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	618,625
5,225,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	5,649,531
500,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.375%, 11/15/2020	547,500
1,700,000	[1,2]	Spectrum Brands Holdings, Inc., Sr. Note, Series 144A, 6.625%, 11/15/2022	1,878,500
1,575,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,777,781
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,723,000
6,650,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	6,483,750
2,000,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	2,187,500
		TOTAL	71,569,500
		Energy—7.5%
2,725,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	109,000
5,325,000		Antero Resources Corp., 6.00%, 12/1/2020	5,657,812
5,125,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	5,406,875
5,500,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	5,775,000
1,100,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,163,250
2,225,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	2,389,094
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	300,438
5,725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,240,250
3,775,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	4,416,750
2,475,000		Chaparral Energy Inc., Series WI, 7.625%, 11/15/2022	2,747,250
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,735,875
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,643,125
5,100,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	5,852,250
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,988,438
3,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	4,110,937
5,125,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.875%, 11/15/2019	5,304,375
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	555,188
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$5,725,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	$6,097,125
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	905,625
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,558,750
3,250,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	3,672,500
3,900,000		Concho Resources, Inc., 5.50%, 4/1/2023	4,173,000
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,073,500
2,825,000	[1,2]	Continental Resources, Inc., Series 144A, 4.50%, 4/15/2023	3,015,688
850,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	935,000
8,000,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	9,360,000
2,675,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	2,862,250
2,700,000		Energy XXI Gulf Coast Inc., 7.75%, 6/15/2019	2,943,000
3,375,000		Energy XXI Gulf Coast Inc., 9.25%, 12/15/2017	3,830,625
3,875,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	3,845,937
8,375,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	8,521,562
1,175,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	1,266,063
5,925,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	6,502,687
2,050,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	2,165,313
1,000,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,100,000
2,250,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	2,396,250
6,175,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,931,437
1,800,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	1,593,000
9,175,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	9,909,000
2,925,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	3,261,375
2,525,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	2,790,125
2,975,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	3,027,063
5,475,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,015,656
2,350,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,667,250
1,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,670,625
2,075,000		Range Resources Corp., 5.00%, 8/15/2022	2,220,250
1,450,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,511,625
1,025,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	1,060,875
4,750,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	5,082,500
3,875,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	4,427,187
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	$681,250
9,250,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	10,128,750
		TOTAL	188,598,750
		Entertainment—0.7%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,701,500
1,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,692,750
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,362,000
1,975,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	2,054,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,025,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	3,062,813
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,644,625
6,350,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	6,588,125
		TOTAL	19,105,813
		Environmental—0.2%
4,825,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	5,295,438
		Financial Institutions—4.0%
2,700,000		Ally Financial, Inc., 4.625%, 6/26/2015	2,846,586
3,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	4,769,187
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	528,500
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,712,812
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,949,063
9,575,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	10,903,531
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,204,375
5,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	6,075,457
2,050,000		CIT Group, Inc., 5.00%, 5/15/2017	2,244,750
7,900,000		CIT Group, Inc., 5.25%, 3/15/2018	8,769,000
825,000		CIT Group, Inc., 5.375%, 5/15/2020	934,313
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	3,033,125
2,825,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,312,313
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	3,191,250
2,500,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,548,438
6,675,000		International Lease Finance Corp., 5.875%, 8/15/2022	7,370,915
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,666,342
6,925,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	7,799,281
2,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	2,849,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institutions—continued
$1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	$1,286,719
3,775,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	4,558,312
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,390,812
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	1,014,125
11,800,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	12,773,500
		TOTAL	101,732,144
		Food & Beverage—5.9%
17,025,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	17,918,812
1,296,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,396,440
4,800,000		Constellation Brands, Inc., 6.00%, 5/1/2022	5,562,000
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,308,500
7,250,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	8,473,438
16,325,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	17,488,156
15,325,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	15,554,875
9,350,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	10,530,438
10,925,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	11,498,562
7,325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	7,984,250
10,350,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/1/2021	10,673,437
3,550,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	3,967,125
7,775,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	8,649,688
3,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	4,130,000
20,750,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	22,669,375
		TOTAL	148,805,096
		Gaming—2.6%
5,400,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	5,899,500
3,717,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,751,847
2,075,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,324,000
4,325,000		Caesars Entertainment, Inc., 8.50%, 2/15/2020	4,187,141
3,975,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	3,850,781
4,825,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	5,126,563
7,875,000		MGM Mirage, Inc., 7.75%, 3/15/2022	9,036,562
3,375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	4,016,250
5,250,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	5,775,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Gaming—continued
$1,225,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	$1,390,375
5,600,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	6,216,000
2,240,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,455,936
1,300,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,410,500
5,925,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	6,280,500
2,768,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	2,972,140
		TOTAL	64,693,095
		Health Care—8.0%
6,425,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	6,746,250
7,400,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	8,093,750
7,300,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	7,655,875
1,700,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,737,188
8,275,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,688,750
575,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	608,063
1,250,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	1,409,375
5,000,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	5,537,500
6,275,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	6,714,250
8,250,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	9,178,125
4,775,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	5,264,438
12,025,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	13,663,406
2,700,000		HCA, Inc., 6.25%, 2/15/2021	2,963,250
2,800,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	3,115,000
6,550,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	7,139,500
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	105,000
7,975,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	9,231,062
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	690,625
13,625,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	16,315,937
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,618,500
10,425,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	11,076,562
950,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	1,026,000
4,850,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,638,125
10,025,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	11,340,781
5,975,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	6,774,156
5,800,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	5,930,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$4,475,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	$5,079,125
2,850,000	[1,2]	Universal Hospital Service Holdco, Inc., Series 144A, 7.625%, 8/15/2020	3,095,813
5,275,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	5,736,563
10,250,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	10,967,500
9,325,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	10,140,937
4,150,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	4,772,500
		TOTAL	203,054,406
		Industrial - Other—3.0%
1,450,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,573,250
5,225,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	5,407,875
4,650,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,138,250
4,775,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,300,250
4,000,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	4,160,000
8,050,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	8,673,875
1,975,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	2,197,188
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,195,156
2,600,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,574,000
2,025,000		Mastec, Inc., 4.875%, 3/15/2023	2,030,063
2,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,376,563
2,625,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	2,743,125
2,075,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,292,875
4,775,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	5,240,562
600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	688,500
4,825,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,981,812
4,275,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	4,702,500
6,125,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	6,814,062
1,167,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,323,524
3,550,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	3,709,750
		TOTAL	75,123,180
		Lodging—0.4%
2,350,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	2,643,750
900,000		Host Hotels & Resorts LP, Series WI, 6.00%, 10/1/2021	1,054,687
1,323,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,351,114
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Lodging—continued
$5,375,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	$5,590,000
		TOTAL	10,639,551
		Media - Cable—2.2%
3,525,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	3,771,750
4,650,000		Charter Communications Holdings II, 5.125%, 2/15/2023	4,719,750
4,275,000		Charter Communications Holdings II, 5.75%, 1/15/2024	4,462,031
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	966,875
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,409,375
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,085,000
1,825,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,945,450
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	198,625
8,150,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	8,496,375
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,400,750
7,525,000	[1,2]	DISH DBS Corporation, Series 144A, 5.125%, 5/1/2020	7,487,375
1,450,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,479,000
9,050,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	9,276,250
1,475,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	1,604,063
3,675,000		Virgin Media, Inc., 5.25%, 2/15/2022	3,766,875
2,000,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	2,050,000
		TOTAL	55,119,544
		Media - Non-Cable—6.0%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,349,500
4,425,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,568,812
9,800,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	9,628,500
3,150,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	3,354,750
5,575,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	6,007,062
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	750,750
2,075,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	2,215,063
8,725,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	9,444,812
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,261,250
7,125,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,303,125
6,225,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,283,250
4,142,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	4,483,715
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$7,475,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	$7,923,500
10,150,000	[1,2]	Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	10,847,812
1,450,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,614,938
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,339,563
4,650,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	5,051,062
1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,547,000
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,613,813
1,125,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	1,234,688
725,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	796,594
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,237,500
2,625,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,936,719
6,625,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	6,798,906
9,300,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,346,250
5,725,000	[1,2]	Sirius XM Radio Inc., Series 144A, 5.25%, 8/15/2022	5,939,687
900,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,012,500
9,775,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,508,125
5,450,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	5,981,375
3,750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,181,250
		TOTAL	151,561,871
		Metals & Mining—0.2%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
3,225,000		PVR Partners, L.P., Sr. Note, 8.375%, 6/1/2020	3,503,156
825,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	855,938
		TOTAL	4,359,104
		Packaging & Containers—4.2%
9,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	10,924,375
4,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	4,452,000
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,921,000
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,948,187
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Packaging & Containers—continued
$2,750,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	$3,073,125
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,828,125
6,450,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,998,250
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	832,500
8,175,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	8,389,594
2,900,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	3,414,750
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,273,656
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	3,121,875
9,875,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	10,516,875
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,738,750
3,275,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,553,375
14,850,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	16,706,250
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	378,875
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	663,188
9,750,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	10,237,500
2,100,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	2,357,250
7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	8,518,750
		TOTAL	105,848,250
		Paper—0.4%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,920,625
2,000,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	2,000,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,031,063
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	892,000
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,191,875
3,025,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,168,687
		TOTAL	11,204,250
		Restaurants—0.8%
8,075,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	9,245,875
5,450,000		NPC INTL/OPER CO A&B Inc., Series WI, 10.50%, 1/15/2020	6,424,187
4,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.780%, 3/15/2014	4,219,719
		TOTAL	19,889,781
		Retailers—3.7%
7,125,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	7,454,531
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,374,844
1,175,000	[1,2]	CST BRANDS INC, 5.00%, 5/1/2023	1,213,188
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Retailers—continued
$4,725,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	$5,014,406
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,611,437
3,350,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	3,345,812
6,925,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,504,969
9,900,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	10,617,750
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	902,625
5,475,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	5,933,531
8,825,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,740,594
6,675,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	7,000,406
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,334,000
3,025,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	3,433,375
2,900,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	3,139,250
3,600,000		Sally Holdings LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	4,045,500
5,225,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	5,427,521
1,425,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	1,515,844
5,025,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	5,213,488
		TOTAL	92,823,071
		Services—0.7%
3,475,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	3,700,875
6,175,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	6,699,875
4,975,000		Monitronics International, Inc., 9.125%, 4/1/2020, Series WI, 4/1/2020	5,422,750
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	828,750
		TOTAL	16,652,250
		Technology—11.3%
4,475,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	4,307,188
800,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	788,000
2,575,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	1,660,875
4,300,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,536,500
1,505,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,625,400
9,825,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	11,065,406
11,375,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	12,484,062
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	5,324,125
11,975,000	[1,2]	DataTel Inc., Series 144A, 9.75%, 1/15/2019	13,471,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$8,500,000		Emdeon, Inc., 11.00%, 12/31/2019	$9,966,250
10,450,000		Epicor Software Corp., 8.625%, 5/1/2019	11,442,750
2,800,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	2,940,000
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,037,875
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,538,437
20,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	21,897,000
4,250,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	4,356,250
3,250,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,721,250
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,740,375
7,625,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	7,701,250
3,300,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	3,613,500
8,250,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	8,621,250
5,500,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,283,750
2,875,000		Iron Mountain, Inc., 5.75%, 8/15/2024	2,975,625
3,150,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	3,575,250
7,825,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	8,216,250
10,875,000		Lawson Software Inc., Series WI, 11.50%, 7/15/2018	12,886,875
8,200,000		Lawson Software Inc., Series WI, 9.375%, 4/1/2019	9,389,000
8,400,000		Lender Processing Services, 5.75%, 4/15/2023	9,009,000
1,925,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	2,165,625
4,550,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	3,981,250
3,025,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	3,040,125
6,325,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	6,435,687
1,575,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,677,375
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,404,500
8,150,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	8,516,750
2,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	2,233,000
1,000,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	1,107,500
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	340,500
3,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	3,846,656
3,500,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	3,876,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$5,125,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	$5,541,406
4,575,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,860,938
975,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,014,000
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	623,875
6,400,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	6,840,000
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,774,000
12,200,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	13,572,500
1,775,000		TransUnion LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,041,250
6,100,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	6,588,000
5,525,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	6,091,313
5,325,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	5,711,063
		TOTAL	286,458,931
		Textile—0.1%
1,275,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,321,219
		Transportation—0.4%
1,775,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,994,656
4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	5,256,563
1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,694,656
2,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	2,222,438
		TOTAL	11,168,313
		Utility - Electric—1.2%
3,938,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	4,469,630
3,475,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	3,700,875
3,700,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	4,255,000
2,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	2,300,000
226,935	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	202,640
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,285,000
2,775,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	3,229,406
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	3,014,375
3,350,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	3,668,250
3,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	3,678,750
		TOTAL	30,803,926
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas—3.0%
$8,775,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	$9,104,062
1,525,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,685,125
4,675,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	5,434,687
3,425,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	3,758,938
6,650,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,543,122
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	733,864
10,875,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	12,778,125
2,475,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,685,375
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	1,007,094
2,775,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	2,941,500
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,609,500
3,975,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	4,163,812
1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,725,420
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,815,000
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,306,250
195,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	205,579
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,097,500
8,375,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	8,689,062
1,275,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 4/15/2023	1,313,250
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	202,750
2,071,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,314,343
443,000		Suburban Propane Partners LP, Series WI, 7.50%, 10/1/2018	485,085
1,100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,188,000
		TOTAL	74,787,443
		Wireless Communications—3.3%
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,145,625
5,925,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	6,591,562
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,405,813
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,956,375
8,400,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,030,000
5,925,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,436,031
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,106,250
7,075,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	7,632,156
18,000,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	18,495,000
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,637,813
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Wireless Communications—continued
$2,750,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	$3,389,375
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,477,000
13,075,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	13,696,062
		TOTAL	82,999,062
		Wireline Communications—0.9%
5,250,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	5,571,562
2,825,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	3,132,219
1,825,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	2,069,094
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,928,375
1,525,000		TW Telecom, Inc., Series WI, 5.375%, 10/1/2022	1,605,062
2,175,000		Windstream Corp., 6.375%, 8/1/2023	2,262,000
1,975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	2,182,375
		TOTAL	21,750,687
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,011,510,190)	2,133,422,423
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,120	[3]	General Motors Co.	65,381
532	[3]	Motors Liquidation Co.	16,253
		TOTAL	81,634
		Media - Non-Cable—0.0%
225,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	281
		TOTAL COMMON STOCKS (IDENTIFIED COST $189,418)	81,915
		Preferred Stock—0.0%
		Finance - Commercial—0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	314,823
		WARRANTS—0.0%
		Automotive—0.0%
1,927	[3]	General Motors Co., Warrants	41,315
1,927	[3]	General Motors Co., Warrants	27,151
		TOTAL WARRANTS (IDENTIFIED COST $205,950)	68,466
		EXCHANGE-TRADED FUNDS—0.9%
125,000		iShares iBoxx $ High Yield Corporate Bond Fund	11,981,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		EXCHANGE-TRADED FUNDS—continued
275,000		SPDR Barclays High Yield Bond Fund	$11,481,250
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $22,862,510)	23,462,500
		MUTUAL FUNDS—13.8%[7]
24,311,363	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%	24,311,363
47,273,332		High Yield Bond Portfolio	323,349,589
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $313,354,425)	347,660,952
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,348,213,240)[9]	2,505,011,079
		OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	17,268,249
		TOTAL NET ASSETS—100%	$2,522,279,328

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $901,226,525, which represented 35.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2013, these liquid restricted securities amounted to $898,500,510, which represented 35.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,350,960,659.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	؅Total
Debt Securities:
Corporate Bonds	$—	$2,133,422,413	$10	$2,133,422,423
Equity Securities:
Common Stocks
Domestic	81,634	—	281	81,915
Preferred Stock
Domestic	—	314,823	—	314,823
Warrants	68,466	—	—	68,466
Exchange-Traded Funds	23,462,500	—	—	23,462,500
Mutual Funds[1]	347,660,952	—	—	347,660,952
TOTAL SECURITIES	$371,273,552	$2,133,737,236	$291	$2,505,011,079
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronyms are used throughout this portfolio:
PIK	—Payment in Kind
SPDR	—Standard & Poor's Depositary Receipts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.13	$9.74	$10.07	$9.32	$7.29	$10.44
Income From Investment Operations:
Net investment income	0.34	0.72[1]	0.81	0.86[1]	0.84[1]	0.82
Net realized and unrealized gain (loss) on investments and swap contracts	0.37	0.52	(0.22)	0.74	1.97	(3.05)
TOTAL FROM INVESTMENT OPERATIONS	0.71	1.24	0.59	1.60	2.81	(2.23)
Less Distributions:
Distributions from net investment income	(0.36)	(0.75)	(0.84)	(0.83)	(0.79)	(0.82)
Distributions from net realized gain on investments and swap contracts	(0.02)	(0.10)	(0.08)	(0.02)	—	(0.10)
TOTAL DISTRIBUTIONS	(0.38)	(0.85)	(0.92)	(0.85)	(0.79)	(0.92)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.00[2]	$0.01	$0.00[2]
Net Asset Value, End of Period	$10.46	$10.13	$9.74	$10.07	$9.32	$7.29
Total Return[3]	7.21%	13.40%	6.12%	18.03%	41.20%	(23.07)%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.50%
Net investment income	6.71%[4]	7.29%	8.16%	8.99%	10.31%	8.69%
Expense waiver/reimbursement[5]	0.07%[4]	0.10%	0.09%	0.19%	0.14%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,522,279	$1,992,108	$684,940	$490,158	$296,085	$60,125
Portfolio turnover	7%	18%	23%	37%	14%	29%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $347,660,952 of investment in affiliated holdings (Note 5) (identified cost $2,348,213,240)		$2,505,011,079
Income receivable		40,700,040
Receivable for investments sold		1,032,425
Receivable for shares sold		5,985,881
TOTAL ASSETS		2,552,729,425
Liabilities:
Payable for investments purchased	$19,378,104
Payable for shares redeemed	8,946,899
Income distribution payable	2,018,476
Accrued expenses (Note 5)	106,618
TOTAL LIABILITIES		30,450,097
Net assets for 241,113,555 shares outstanding		$2,522,279,328
Net Assets Consist of:
Paid-in capital		$2,362,461,498
Net unrealized appreciation of investments		156,797,839
Accumulated net realized gain on investments and swap contracts		6,732,729
Distributions in excess of net investment income		(3,712,738)
TOTAL NET ASSETS		$2,522,279,328
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,522,279,328 ÷ 241,113,555 shares outstanding, no par value, unlimited shares authorized		$10.46
Offering price per share		$10.46
Redemption proceeds per share (98.00/100 of $10.46)		$10.25
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Interest		$64,922,888
Dividends (including $13,055,707 received from affiliated holdings (Note 5))		13,975,596
TOTAL INCOME		78,898,484
Expenses:
Investment adviser fee (Note 5)	$4,379,060
Administrative fee (Note 5)	853,891
Custodian fees	40,140
Transfer and dividend disbursing agent fees and expenses	655,501
Directors'/Trustees' fees (Note 5)	4,321
Auditing fees	16,216
Legal fees	3,387
Portfolio accounting fees	106,988
Share registration costs	44,760
Printing and postage	37,248
Insurance premiums (Note 5)	3,123
Miscellaneous (Note 5)	4,124
TOTAL EXPENSES	6,148,759
Waiver and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	(730,767)
Net expenses		5,417,992
Net investment income		73,480,492
Realized and Unrealized Gain on Investments:
Net realized gain on investments		4,585,986
Realized gain distribution from affiliated investment company shares (Note 5)		1,542,819
Net change in unrealized appreciation of investments		77,846,445
Net realized and unrealized gain on investments		83,975,250
Change in net assets resulting from operations		$157,455,742
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$73,480,492	$82,593,947
Net realized gain on investments and swap contracts	6,128,805	6,604,453
Net change in unrealized appreciation of investments	77,846,445	46,661,831
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	157,455,742	135,860,231
Distributions to Shareholders:
Distributions from net investment income	(77,839,679)	(84,915,937)
Distributions from net realized gain on investments and swap contracts	(4,932,553)	(7,729,813)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(82,772,232)	(92,645,750)
Share Transactions:
Proceeds from sale of shares	860,897,672	1,450,726,292
Net asset value of shares issued to shareholders in payment of distributions declared	68,717,301	59,004,019
Cost of shares redeemed	(474,296,990)	(246,008,006)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	455,317,983	1,263,722,305
Redemption Fees	169,529	231,636
Change in net assets	530,171,022	1,307,168,422
Net Assets:
Beginning of period	1,992,108,306	684,939,884
End of period (including undistributed (distributions in excess of) net investment income of $(3,712,738) and $646,449, respectively)	$2,522,279,328	$1,992,108,306
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Mangament Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 – 2/28/2012	$2,355,875	$1,660,875
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$1,132,072	$862,500
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$192,138	$202,640
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to effectively manage large cash inflows. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
At April 30, 2013, the Fund had no outstanding swap contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2013	Year Ended 10/31/2012
Shares sold	83,887,474	145,342,830
Shares issued to shareholders in payment of distributions declared	6,694,986	5,949,986
Shares redeemed	(46,177,485)	(24,877,290)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	44,404,975	126,415,526
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2013, the redemption fees amounted to $169,529. For the year ended October 31, 2012, the redemption fees amounted to $231,636.
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $2,350,960,959. The net unrealized appreciation of investments for federal tax purposes was $154,050,420. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $161,127,673 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,077,253.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $705,550 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $25,217. Transactions involving affiliated holdings during the six months ended April 30, 2013, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	50,580,535	47,273,332	97,853,867
Purchases/Additions	378,417,670	—	378,417,670
Sales/Reductions	(404,686,842)	—	(404,686,842)
Balance of Shares Held 4/30/2013	24,311,363	47,273,332	71,584,695
Value	$24,311,363	$323,349,589	$347,660,952
Dividend Income	$28,444	$13,027,263	$13,055,707
Capital Gain Distributions	$—	$1,542,819	$1,542,819
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$630,972,429
Sales	$159,179,400
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,072.10	$2.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Semi-Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
Semi-Annual Shareholder Report

finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
28539 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013